Cost of Revenues	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [text block] [Abstract]
Cost of revenues

Note 14 – Cost of revenues

	For the year ended December 31
	2019	2020	2021
	Thousands USD	Thousands USD	Thousands USD
According to components -
Raw materials, auxiliary materials and consumables	2,129	772	3,585
Salaries, wages and related expenses	807	293	1,412
Other	1,376	499	733
Total	4,312	1,563	5,730